Revenue Recognition (Details) - Schedule of revenue disaggregated by revenue source - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disaggregation of Revenue [Line Items]
Total revenue	$ 141,429	$ 147,789
Systems [Member]
Disaggregation of Revenue [Line Items]
Total revenue	78,198	89,298
Ink and consumables [Member]
Disaggregation of Revenue [Line Items]
Total revenue	41,882	40,823
Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue	11,404	9,160
Service contracts and software subscriptions [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 9,945	$ 8,508